Revenues (Details) - Schedule of revenues per geographical locations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		$ 3,399	$ 7,070	$ 5,100
U.S. [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		1,263	3,367	2,727
Asia Pacific [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue		1,362	1,591	1,239
Europe and Israel [Member]
Revenues (Details) - Schedule of revenues per geographical locations [Line Items]
Total revenue	[1]	$ 774	$ 2,112	$ 1,134

[1]	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.